Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) (USD $)	Dec. 31, 2013
Debt [Abstract]
Debt discount	$ 90,300,000
2014	787,022,000
2015	997,097,000
2016	672,855,000
2017	992,821,000
2018	1,256,585,000
Thereafter	1,620,789,000
Total maturities of debt and capital lease obligations	$ 6,327,169,000